FOR ASSET ALLOCATION

DELAWARE INVESTMENTS
FOUNDATION FUNDS

     GROWTH PORTFOLIO
   BALANCED PORTFOLIO
     INCOME PORTFOLIO

(photo of illustration Investor standing on steps overlooking representation of Wall Street)


SERVICE AND GUIDANCE

PROFESSIONAL MANAGEMENT

GOALS

       1999
SEMI-ANNUAL
     REPORT

DELAWARE(SM)
INVESTMENTS
---------------------
PHILADELPHIA o LONDON

(various photos demonstrating service and guidance, professional management and goals)

PROFESSIONAL MANAGEMENT

PROFESSIONAL MANAGEMENT




MORE THAN 70 YEARS
of investment experience has taught us that disciplined strategies and prudent risk management are a sound approach to any market environment.


GOALS

GOALS


WHATEVER YOUR GOALS,
the years ahead will be shaped by choices you make today. Delaware offers many options that can be an appropriate part of a sound investment plan.


SERVICE AND

GUIDANCE
SERVICE AND GUIDANCE


DELAWARE BELIEVES THAT THE GUIDANCE
of a professional financial adviser is vital to your long-term success. We are committed to providing you and your adviser with the highest quality information and service.

April 12, 1999

                                                                       for asset
                                                                      allocation
                                                                           1
DEAR SHAREHOLDER:

THE LARGEST AND FASTEST-GROWING companies continued to drive U.S. stock performance during the past six months. Investors favored large-cap growth stocks for their exceptional earnings growth, perceived safety and high liquidity. This drove the Dow Jones Industrial Average to a record high of 10,000 in late March.
   The Standard & Poor's 500 Index, an unmanaged index of large-company stocks, also climbed to a new high. The Index rose 27.32% for the six months ended March 31 with dividends reinvested. By comparison, small-cap stocks remained the underdogs. The small company Russell 2000 Index gained 10.12% as a result of a brief rally late in 1998. During the first three months of 1999, the Russell 2000 declined 5.8%. In the bond market, investors sold the safety of Treasuries for the yields of corporate and mortgage bonds. This pushed the yield on the 30-Year U.S. Treasury up to 5.62%, its highest level since August 1998.
   Delaware Investments' three Foundation Funds delivered solid results for the first half of fiscal 1999. On page 3 we list the Funds' returns as well as the returns for several unmanaged indexes. The Foundation Fund portfolios invest in a mix of mutual funds that focus on different asset classes--U.S. stocks, U.S. corporate and government bonds, and foreign stocks. The indexes shown on page 3 measure the performance of these asset classes. We have provided the index returns to give you some perspective on your Fund's performance. Keep in mind that your Fund follows an asset allocation approach and includes a mix of asset classes, some of which have performed well in the past six-month period and others that have underperformed.
   Since last fall, the financial turmoil that shook foreign equity markets appears to have subsided. Some of last year's worst performing stock markets, such as Japan, Malaysia, Singapore and Hong Kong, led world performance through March 31. Financial

DURING THE PAST SIX MONTHS, INVESTORS FAVORED LARGE-CAP GROWTH STOCKS FOR THEIR EXCEPTIONAL EARNINGS GROWTH, PERCEIVED SAFETY AND HIGH LIQUIDITY.

for asset
allocation
   2

backing by the International Monetary Fund, lower interest rates worldwide and corporate restructuring in Asia have contributed to a more positive global investing environment.
   In the U.S. bond market, corporate bonds began to recover from a credit shortage last year. The Federal Reserve's three interest rate reductions in late autumn restored market liquidity and improved trading conditions. High-yield bonds outperformed other segments of the bond market for the six months ended March 31. (Source: Lipper Analytical Services, Inc.)
   At the beginning of the fiscal period, we had tilted the portfolios more heavily toward equities because we found great opportunities as other investors sold stocks. Later in the six-month period we shifted a portion of each Foundation Funds assets out of large company stock mutual funds and into bond investments. This reflected our belief that the risk/reward profile of stocks and bonds had returned to a more normal relationship.
   On the pages that follow, J. Paul Dokas, Foundation Funds' portfolio manager, explains this reallocation. He also gives his outlook for the financial markets and the Funds as we approach the new millennium.
   With many opportunities still ahead, we look forward to working with you to make the most of your mutual fund investments. Your future awaits and we're committed to helping you get there.

Sincerely,



/s/ Wayne A. Stork
--------------------------------------
WAYNE A. STORK
Director of the Fund
Chairman, Delaware Management
Holdings, Inc.



/s/ David K. Downes
--------------------------------------
DAVID K. DOWNES
Executive Vice President and
Chief Operating Officer
Delaware Investments Family of Funds

CUMULATIVE TOTAL RETURN
--------------------------------------------------------------------------------
                                                               OCTOBER 1, 1998
FOUNDATION FUNDS                                              TO MARCH 31, 1999
--------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS A                                           +15.85%
BALANCED PORTFOLIO CLASS A                                         +12.29%
INCOME PORTFOLIO CLASS A                                            +7.73%
--------------------------------------------------------------------------------
Unmanaged Equity Indexes
S&P 500 Index                                                      +27.32%
Morgan Stanley Europe, Australia and Far East (EAFE) Index         +21.45%
Russell 2000 Index                                                 +10.12%
Morgan Stanley Emerging Markets Free Index                         +32.66%
--------------------------------------------------------------------------------
Unmanaged Fixed Income Indexes
Lehman Brothers Aggregate Bond Index                                -0.16%
Salomon Brothers High Yield Index                                   +4.73%
--------------------------------------------------------------------------------

All performance shown above is at net asset value and assumes reinvestment of distributions. See pages 8 & 9 for performance information for all Classes. Performance of other Fund classes varies due to different expenses. The indexes mentioned above are unmanaged and are not available for direct investment. The S&P 500 is an index of 500 stocks, primarily stock of large companies. The Russell 2000 Index is a measure of 2000 smaller companies as compiled by the Frank Russell Co. The Morgan Stanley EAFE index is a measure of international stocks in established markets. The Morgan Stanley Emerging Markets Free Index is a measure of international stocks in emerging markets. The Lehman Brothers Aggregate Bond Index is a measure of investment grade domestic bonds. The Salomon Brothers High Yield Index is a measure of lower rated domestic corporate bonds. Past performance does not guarantee future results.

                                                                       for asset
                                                                      allocation
                                                                           3

PORTFOLIO MANAGER'S REVIEW


J. PAUL DOKAS
Vice President/Senior Portfolio Manager
April 12, 1999

U.S. STOCKS - BIG NAMES DROVE BIG GAINS
Since 1994, "bigger" has translated into "better" returns from U.S. stocks. Even within the Standard and Poor's 500 Index, which consists of 500 of the nation's largest companies based on market capitalization, only a select group of the largest stocks have been responsible for driving the Index's gains.
   This phenomenon isn't new. In the early 1970s, an elite group of stocks driving the stock market included Xerox, IBM and McDonald's. Today, an even smaller group of stocks--including such companies as Microsoft and America Online--has been leading performance. In the first quarter of 1999, roughly
20 of the S&P 500 Index's stocks were primarily responsible for the Index's strong total return.
   As the most visible, fastest-growing companies have been gaining investor attention, smaller companies--many of which currently offer comparable earnings growth--have been overlooked. As a result, small-cap stocks are trading at their lowest prices relative to large-cap stocks in nearly two decades. (Source: The Leuthould Group)
   We believe this makes small company stocks extremely attractive. Therefore, we have continued to include them in all three of the Foundation Fund portfolios. We discuss this in more detail under each Fund's positioning update.

       TWENTY STOCKS DRIVE S&P 500'S INDEX RETURN
       OCTOBER 1, 1998 - MARCH 31, 1999

30.00% CUMULATIVE RETURN
                           27.32%
---------------------------------------------------------------
25.00%
---------------------------------------------------------------
20,00%
---------------------------------------------------------------
15.00%                                          13.13%
---------------------------------------------------------------
10.00%
---------------------------------------------------------------
 5.00%
---------------------------------------------------------------
    0%
---------------------------------------------------------------
                       S&P 500 Index     S&P 500 Index Return
                          Return      without 20 largest stocks

UNPRECEDEDENTED RETURNS FROM LARGE-CAP U.S. STOCKS HAVE BEEN PRIMARILY DRIVEN BY A RELATIVELY SMALL NUMBER OF INDIVIDUAL COMPANIES.

Source: Lipper Analytical Services, Inc. and S&P 500 Index. Past performance is not a guarantee of future results.

for asset
allocation
    4

U.S. BONDS - LOWER INTEREST RATES RESTORED LIQUIDITY
Last September, the yield on the 30-Year U.S. Treasury fell below 5% for the first time in recent history. This happened as investors, concerned about credit risk in the face of global economic uncertainty, eagerly bought Treasuries for their safety and liquidity. As Treasury prices rose, their yields fell.
   Investors' preference for Treasuries reduced demand for non-government bonds. Following the Federal Reserve Board's three interest rate cuts through November, activity in most segments of the bond market increased.
   Corporate bonds gradually attracted investors with their above-average yields relative to Treasuries. For the six months ended March 31, high-yield corporate bonds--those rated BB or less--outperformed other areas of the fixed income market, including investment-grade corporate bonds-- those rated BBB or higher. (Source: Salomon Smith Barney)
   We believe corporate bonds offer significant value and the potential for attractive risk-adjusted returns. Therefore, we increased each Fund's allocation to corporate bonds, which is detailed under each Fund's positioning discussion.

WORLD MARKETS - CRISIS CALMS, BUT EUROPEAN GROWTH SLOWS
Last year's global financial crisis in Asia, Russia and Latin America has shown some signs of improvement. Since last October, many foreign economies have implemented financial reform and several currencies have gained strength against the U.S. dollar.
    The MSCI EAFE Index, an unmanaged index of international stocks in developed markets, returned +21.45% for the six months ended March 31. During the same period the MSCI Emerging Markets Free Index rose +32.66% led by strong stock performance in Korea and Malaysia. This advance came after emerging markets, as represented by the Index, lost about 25% in 1998.
   Japan, Finland and Singapore delivered strong results. Core European markets such as Germany, France and Italy did not perform well due to slowing economic growth and currency weakness in Europe. The continent's new unified currency, the euro, lost value against the dollar since its introduction in January.

                                                                       for asset
                                                                      allocation
                                                                           5

FOUNDATION FUNDS POSITIONING GROWTH PORTFOLIO
Early in the fiscal period we took advantage of opportunities in the stock market that were created by excessive selling. In our view, stocks offered better than normal return potential, so we increased our stock allocation. Since then, large cap stocks in particular have appreciated significantly and we benefited from a higher allocation to them.
   We subsequently reduced the Growth Portfolio's equity mutual fund allocation from 89% to 73% of net assets by reallocating a portion of the portfolio's U.S. large company stock holdings to a diversified mix of Delaware Investments' fixed income funds.
   We slightly increased the Growth Portfolio's allocation to Small Cap
Value Fund, which focuses on smaller, undervalued companies. As investors have continued to chase large company stocks, the Growth Portfolio's small company stock allocation has been a source of underperformance. However, we think investors will ultimately favor small stocks because of their attractive prices relative to large stocks. If they do, the Growth Portfolio will be positioned to benefit from any price appreciation.
   We reduced positions in Growth and Income Fund and U.S. Growth Fund to add investments in Delchester Fund and Delaware's new Extended Duration
Bond Fund. Extended Duration Bond Fund invests primarily in investment grade corporate bonds and has a long duration that we expect will offer us strong return potential over time.
   We maintained a 19.6% position in international stocks--primarily stocks in established countries, with a small percentage allocated to emerging markets. Investor confidence in foreign stocks has been strenghthening and we believe international stocks offer important diversification opportunities.

BALANCED PORTFOLIO
The Balanced Portfolio was in a similar position to the Growth Portfolio, having increased equity holdings to take advantage of attractive valuations. As stocks appreciated and their return potential appeared more normal to us, we decreased the Balanced Portfolio's equity position from 70% of net assets to 56%.
   In reallocating those assets, we added to the Balanced Portfolio's fixed income investments in a diversified manner. We doubled the portfolio's for asset
allocation
    6

investment in U.S. Government Fund and added to the corporate bond allocation with a 3% position in Extended Duration Bond Fund, while maintaining an 11% position in Delchester Fund. Both Delchester and Extended Duration Bond Fund invest in corporate bonds, but each focuses on bonds of different credit quality. Delchester Fund invests primarily in high-yield, higher risk corporate bonds rated just below investment grade-- bonds primarily rated BB and B. Extended Duration Bond Fund invests primarily in investment grade corporate bonds with ratings of BBB or higher.
   Extended Duration Bond Fund also has an average duration longer than Delaware's other corporate bond funds. Duration measures a bond's price sensitivity to changes in interest rates. We have chosen to add Extended Duration Bond Fund to our portfolio because over time we expect that this longer duration will offer the potential for greater returns.
   We also allocated more assets to foreign equities by adding to the Portfolio's position in International Equity Fund. The Emerging Markets Fund allocation remained the same. As Japan and other countries along the Pacific Rim have shown marginal improvement over the past six months, investor confidence in the region is slowly returning. This has helped boost returns on these two international funds, enhancing our performance.

INCOME PORTFOLIO
You may recall that last September equities represented nearly half of the Income Portfolio's net assets. This reflected our view that stocks offered return potential far above normal due to excessive stock selling in the wake of global instability.
   As of March 31, stock funds represented just 36%. We reduced the Income Portfolio's large company stock fund allocation for the same reasons that we decreased equities in the Growth and Balanced Portfolios. We believe that the potential rewards of investing in large-cap stocks are now more in line with historical expectations. Therefore, we have adjusted the Portfolio accordingly. U.S. corporate and government bonds, in our opinion, currently offer better opportunities to achieve the portfolio's goal of providing current income and capital appreciation while still preserving capital.

                                                                       for asset
                                                                      allocation
                                                                           7

   We continued to hold a small position in REIT Fund--1.9% as of March 31. While this had a negative impact on performance--REIT Fund was down 5.43% for the six-month period--we remain confident that real estate offers attractive income potential over the long term.

LOOKING AHEAD
When the Dow Jones Industrial Average crossed the 10,000 mark in March, many equity investors undoubtedly saw it as sign of good things still to come. We, too, are confident about the long-term potential for stocks, but we also recognize the potential benefits of asset allocation. In our view, a portfolio that is diversified among U.S. and foreign stocks and bonds can provide a more stable means of achieving consistent results over time.

   Our belief in diversification and asset allocation is the "foundation" of the Foundation Funds, and we think it will serve investors well in the 21st Century. Stock returns in the 1990s were unprecedented. Looking ahead, we believe that stocks will return between 8% and 10% annually--solid returns on a historic basis, particularly given our low inflation environment. The Foundation Funds' diversified approach should allow you to share in the market's long-term potential at lower levels of volatility.


FUND ALLOCATIONS
-----------------------------------------------------------------------------------------------------------
MARCH 31, 1999
                                                                          GROWTH      BALANCED     INCOME
FUND                                           TYPE/STYLE                PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Growth and Income Fund                 Large-Cap Value Stocks              19.6%        16.9%       11.4%
U.S. Growth Fund                       Large-Cap Growth Stocks             19.1%        16.1%       10.5%
-----------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                 Multi-Cap Growth Stocks              7.3%         5.4%        3.2%
Small Cap Value Fund                    Small-Cap Value Stocks              7.5%         5.9%        2.8%
REIT Fund                                 Real Estate Stocks                  0            0         1.9%
-----------------------------------------------------------------------------------------------------------
International Equity Fund                  Non-U.S. Stocks                 16.7%         9.8%        6.2%
Emerging Markets Fund                 Developing Country Stocks             2.9%         2.1%          0
-----------------------------------------------------------------------------------------------------------
Delchester Fund                      High-Yield Corporate Bonds             7.5%        10.6%       19.2%
U.S. Government Fund                   Mortgages & Treasuries               9.6%        25.2%       36.1%
Extended Duration Bond Fund      Investment Grade Corporate Bonds           2.8%         3.0%        3.0%
-----------------------------------------------------------------------------------------------------------
Cash                                                                        7.0%         5.0%        5.7%
-----------------------------------------------------------------------------------------------------------

All portfolio holdings are institutional class shares of each Fund.

for asset
allocation
    8

PERFORMANCE SUMMARY

GROWTH PORTFOLIO PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 1999
                                                         LIFETIME    SIX MONTHS
Class A (Est. 12/31/97)
   Excluding Sales Charge                                 +8.98%       +15.85%
   Including Sales Charge                                 +3.93%        +9.17%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
   Excluding Sales Charge                                 +8.35%       +15.42%
   Including Sales Charge                                 +5.20%       +10.42%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
   Excluding Sales Charge                                 +8.44%       +15.55%
   Including Sales Charge                                 +8.44%       +14.55%


BALANCED PORTFOLIO PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 1999
                                                         LIFETIME    SIX MONTHS
--------------------------------------------------------------------------------
Class A (Est. 12/31/97)
   Excluding Sales Charge                                 +6.48%       +12.29%
   Including Sales Charge                                 +1.54%        +5.79%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
   Excluding Sales Charge                                 +5.90%       +11.92%
   Including Sales Charge                                 +2.73%        +6.92%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
   Excluding Sales Charge                                 +6.08%       +12.03%
   Including Sales Charge                                 +6.08%       +11.03%


RETURNS REFLECT REINVESTMENT OF DISTRIBUTIONS AND ANY APPLICABLE SALES CHARGES AS NOTED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CLASS B AND C RESULTS EXCLUDING SALES CHARGE ASSUMES EITHER THAT CONTINGENT SALES CHARGES DID NOT APPLY OR THE INVESTMENT WAS NOT REDEEMED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

CLASS A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee. CLASS B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 5% if redeemed before the end of the sixth year.
CLASS C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

Average Annual Institutional Class Returns Through March 31, 1999
                                                         Lifetime    Six Months
Growth Portfolio (Est. 12/31/97)                          9.28%         16.10%
Balanced Portfolio (Est. 12/31/97)                        6.72%         12.48%
Income Portfolio (Est. 12/31/97)                          5.35%          7.92%

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

                                                                       for asset
                                                                      allocation
                                                                           9

INCOME PORTFOLIO PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 1999
                                                         LIFETIME    SIX MONTHS
--------------------------------------------------------------------------------
Class A (Est. 12/31/97)
   Excluding Sales Charge                                 +5.11%        +7.73%
   Including Sales Charge                                 +0.23%        +1.49%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
   Excluding Sales Charge                                 +4.67%        +7.54%
   Including Sales Charge                                 +1.49%        +2.54%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
   Excluding Sales Charge                                 +4.48%        +7.30%
   Including Sales Charge                                 +4.48%        +6.30%

RETURNS REFLECT REINVESTMENT OF DISTRIBUTIONS AND ANY APPLICABLE SALES CHARGES AS NOTED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CLASS B AND C RESULTS EXCLUDING SALES CHARGE ASSUMES EITHER THAT CONTINGENT SALES CHARGES DID NOT APPLY OR THE INVESTMENT WAS NOT REDEEMED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

CLASS A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee. CLASS B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 5% if redeemed before the end of the sixth year.
CLASS C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

See page 8 for Institutional Class Returns.

10 for asset allocation

FINANCIAL STATEMENTS

DELAWARE GROUP FOUNDATION FUNDS -
GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 93.17%
EQUITY FUNDS - 73.24%
Delaware Group Adviser Funds, Inc. -
   U.S. Growth Fund ...............................       200,686    $2,944,063
Delaware Group Equity Funds II, Inc. - ............
   Growth and Income Fund .........................       178,466     3,012,503
Delaware Group Equity Funds V, Inc. -
   Small Cap Value Fund ...........................        48,250     1,158,472
Delaware Group Global & International Funds, Inc. -
   Emerging Markets Series ........................        71,360       448,141
Delaware Group Global & International Funds, Inc. -
   International Equity Series ....................       164,590     2,570,896
Voyageur Mutual Funds III, Inc. -
   Aggressive Growth Fund .........................        44,542     1,126,459
                                                                    -----------
                                                                     11,260,534
                                                                    -----------
FIXED INCOME FUNDS - 19.93%
Delaware Group Government Fund, Inc. -
   Government Income Series .......................       194,017     1,478,409
Delaware Group Income Funds, Inc. -
   Delchester Fund ................................       198,516     1,147,422
Delaware Group Income Funds, Inc. -
   Extended Duration Bond Fund ....................        80,166       437,707
                                                                    -----------
                                                                      3,063,538
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $14,383,142) ...........................................    14,324,072
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 93.17%
   (COST $14,383,142) ...........................................   $14,324,072
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 6.83% ...................................     1,049,417
                                                                    -----------
NET ASSETS APPLICABLE TO 1,641,586 SHARES
   OUTSTANDING - 100.00% ........................................   $15,373,489
                                                                    ===========
NET ASSET VALUE - GROWTH PORTFOLIO A CLASS
   ($13,483,661 / 1,439,921 SHARES) .............................         $9.36
                                                                          =====
NET ASSET VALUE - GROWTH PORTFOLIO B CLASS
   ($1,504,673 / 160,582 SHARES) ................................         $9.37
                                                                          =====
NET ASSET VALUE - GROWTH PORTFOLIO C CLASS
   ($329,308 / 35,121 SHARES) ...................................         $9.38
                                                                          =====
NET ASSET VALUE - GROWTH PORTFOLIO
   INSTITUTIONAL CLASS
   ($55,847 / 5,962 SHARES) .....................................         $9.37
                                                                          =====

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Capital shares (unlimited authorization-no par) .................   $15,262,369
Undistributed net investment income .............................        41,569
Accumulated net realized gain on investments ....................       128,621
Net unrealized depreciation of investments ......................       (59,070)
                                                                    -----------
Total net assets ................................................   $15,373,489
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   GROWTH PORTFOLIO A CLASS
Net asset value A Class (A) .....................................         $9.36
Sales charge (5.75% of offering price or 6.09%
   of the amount invested per share)(B) .........................          0.57
                                                                          -----
Offering price ..................................................         $9.93
                                                                          =====
----------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE GROUP FOUNDATION FUNDS -
GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
Investments at market ...........................................   $14,324,072
Dividends and interest receivable ...............................         4,910
Subscriptions receivable ........................................     1,024,517
Other assets ....................................................       180,597
                                                                    -----------
Total assets ....................................................    15,534,096
                                                                    -----------
LIABILITIES:
Liquidations payable ............................................         3,325
Other accounts payable and accrued expenses .....................       157,282
                                                                    -----------
Total liabilities ...............................................       160,607
                                                                    -----------
TOTAL NET ASSETS ................................................   $15,373,489
                                                                    ===========
Investments at cost .............................................   $14,383,142
                                                                    ===========

                             See accompanying notes
                                                         for asset allocation 11

DELAWARE GROUP FOUNDATION FUNDS -
BALANCED PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 94.74%
EQUITY FUNDS - 56.08%
Delaware Group Adviser Funds, Inc. -
   U.S. Growth Fund ...................................   239,063    $3,507,060
Delaware Group Equity Funds II, Inc. -
   Growth and Income Fund .............................   218,420     3,686,935
Delaware Group Equity Funds V, Inc. -
   Small Cap Value Fund ...............................    53,514     1,284,881
Delaware Group Global & International Funds, Inc. -
   Emerging Markets Series ............................    71,902       451,546
Delaware Group Global & International Funds, Inc. -
   International Equity Series ........................   136,128     2,126,312
Voyageur Mutual Funds III, Inc. -
   Aggressive Growth Fund .............................    46,663     1,180,114
                                                                    -----------
                                                                     12,236,848
                                                                    -----------
FIXED INCOME FUNDS - 38.66%
Delaware Group Government Fund, Inc. -
   Government Income Series ...........................   720,049     5,486,780
Delaware Group Income Funds, Inc. -
   Delchester Fund ....................................   400,656     2,315,792
Delaware Group Income Funds, Inc. -
   Extended Duration Bond Fund ........................   115,775       632,131
                                                                    -----------
                                                                      8,434,703
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $20,856,055) ...........................................    20,671,551
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 94.74%
   (COST $20,856,055) ...........................................   $20,671,551
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 5.26% ...................................     1,146,733
                                                                    -----------
NET ASSETS APPLICABLE TO 2,428,368 SHARES
   OUTSTANDING - 100.00% ........................................   $21,818,284
                                                                    ===========
NET ASSET VALUE - BALANCED PORTFOLIO A CLASS
   ($20,115,917 / 2,239,343 SHARES) .............................         $8.98
                                                                          =====
NET ASSET VALUE - BALANCED PORTFOLIO B CLASS
   ($908,956 / 100,998 SHARES) ..................................         $9.00
                                                                          =====
NET ASSET VALUE - BALANCED PORTFOLIO C CLASS
   ($739,168 / 81,987 SHARES) ...................................         $9.02
                                                                          =====
NET ASSET VALUE - BALANCED PORTFOLIO
   INSTITUTIONAL CLASS
   ($54,243 / 6,040 SHARES) .....................................         $8.98
                                                                          =====

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Capital shares (unlimited authorization-no par) .................   $21,894,055
Undistributed net investment income .............................        30,920
Accumulated net realized gain on investments ....................        77,813
Net unrealized depreciation of investments ......................      (184,504)
                                                                    -----------
Total net assets ................................................   $21,818,284
                                                                    -----------
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   BALANCED PORTFOLIO A CLASS
Net asset value A Class (A) .....................................         $8.98
Sales charge (5.75% of offering price or 6.12%
   of the amount invested per share)(B) .........................          0.55
                                                                          -----
Offering price ..................................................         $9.53
                                                                          =====
----------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How To Buy Shares in the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

DELAWARE GROUP FOUNDATION FUNDS -
BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

ASSETS:
Investments at market ...........................................   $20,671,551
Dividends and interest receivable ...............................        13,682
Subscriptions receivable ........................................       698,262
Other assets ....................................................       490,587
                                                                    -----------
Total assets ....................................................    21,874,082
                                                                    -----------
LIABILITIES:
Liquidations payable ............................................        22,529
Other accounts payable and accrued expenses .....................        33,269
                                                                    -----------
Total liabilities ...............................................        55,798
                                                                    -----------
TOTAL NET ASSETS ................................................   $21,818,284
                                                                    ===========
Investments at cost .............................................   $20,856,055
                                                                    ===========

                             See accompanying notes

12 for asset allocation

DELAWARE GROUP FOUNDATION FUNDS -
INCOME PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER      MARKET
                                                        OF SHARES      VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 94.25%
EQUITY FUNDS - 35.99%
Delaware Group Adviser Funds, Inc. -
   U.S. Growth Fund ...................................   140,512    $2,061,305
Delaware Group Equity Funds II, Inc. -
   Growth and Income Fund .............................   132,549     2,237,424
Delaware Group Equity Funds V, Inc. -
   Small Cap Value Fund ...............................    23,059       553,636
Delaware Group Global & International Funds, Inc. -
   International Equity Series ........................    77,175     1,205,481
Delaware Pooled Trust, Inc. -
   The Real Estate Investment Trust Portfolio .........    31,515       362,425
Voyageur Mutual Funds III, Inc. -
   Aggressive Growth Fund .............................    24,810       627,456
                                                                    -----------
                                                                      7,047,727
                                                                    -----------
FIXED INCOME FUNDS - 58.26%
Delaware Group Government Fund, Inc. -
   Government Income Series ...........................   927,096     7,064,473
Delaware Group Income Funds, Inc. -
   Delchester Fund ....................................   649,690     3,755,210
Delaware Group Income Funds, Inc. -
   Extended Duration Bond Fund ........................   107,934       589,317
                                                                    -----------
                                                                     11,409,000
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $18,712,664)..................................              18,456,727
                                                                    -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------
REPURCHASE AGREEMENTS - 2.64%
With JP Morgan Securities 4.80% 04/01/99
   (dated 03/31/99, collateralized by $74,000
   U.S. Treasury Notes 4.50% due 01/31/01,
   market value $73,478 and $104,000
   U.S. Treasury Notes 7.75% due 02/15/01,
   market value $109,638) .............................  $179,500       179,500
With PaineWebber 4.80% 04/01/99
   (dated 03/31/99, collateralized by $179,000
   U.S. Treasury Notes 4.625% due 11/30/00,
   market value $180,247) .............................   176,500       176,500
With Prudential Securities 4.77% 04/01/99
   (dated 03/31/99, collateralized by $11,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $11,728 and $147,000
   U.S. Treasury Notes 6.25% due 02/15/03,
   market value $153,573) .............................   162,000       162,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $518,000) ....................................                 518,000
                                                                    -----------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 96.89%
   (COST $19,230,664) ............................................  $18,974,727
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 3.11% ....................................      608,208
                                                                    -----------
NET ASSETS APPLICABLE TO 2,241,512 SHARES
   OUTSTANDING - 100.00% .........................................  $19,582,935
                                                                    ===========
NET ASSET VALUE - INCOME PORTFOLIO A CLASS
   ($18,799,992 / 2,152,243 SHARES) ..............................        $8.74
                                                                          =====
NET ASSET VALUE - INCOME PORTFOLIO B CLASS
   ($579,455 / 66,021 SHARES) ....................................        $8.78
                                                                          =====
NET ASSET VALUE - INCOME PORTFOLIO C CLASS
   ($150,142 / 17,142 SHARES) ....................................        $8.76
                                                                          =====
NET ASSET VALUE - INCOME PORTFOLIO
   INSTITUTIONAL CLASS
   ($53,346 / 6,106 SHARES) ......................................        $8.74
                                                                          =====
COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Capital shares (unlimited authorization-no par) ..................  $19,805,335
Undistributed net investment income ..............................       38,526
Accumulated net realized loss on investments .....................       (4,989)
Net unrealized depreciation of investments .......................     (255,937)
                                                                    -----------
Total net assets .................................................  $19,582,935
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INCOME PORTFOLIO A CLASS
Net asset value A Class (A) ......................................        $8.74
Sales charge (5.75% of offering price or 6.06%
   of the amount invested per share)(B) ..........................         0.53
                                                                          -----
Offering price ...................................................        $9.27
                                                                          =====
----------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current prospectus for purchases of $50,000 or more.

                             See accompanying notes
                                                         for asset allocation 13

DELAWARE GROUP FOUNDATION FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                                      GROWTH      BALANCED     INCOME
                                                                     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                   --------------------------------------
INVESTMENT INCOME:
Interest ..........................................................   $  5,711    $ 15,140     $  8,650
Dividends .........................................................     87,263     183,231      221,495
                                                                      --------    --------     --------
                                                                        92,974     198,371      230,145
                                                                      --------    --------     --------
EXPENSES:
Management fees ...................................................      4,050       5,840        4,799
Custodian fees ....................................................        120         130           90
Dividend disbursing and transfer agent fees and expenses ..........     29,706      18,640       23,684
Distribution expense ..............................................     15,422      19,479       13,070
Registration fees .................................................     23,571      18,469       17,140
Reports and statements to shareholders ............................     13,000      15,000        8,384
Accounting and administration .....................................      1,590       2,293        1,884
Professional fees .................................................      2,750       2,537        2,837
Directors' fees ...................................................        277         304          295
Taxes (other than taxes on income) ................................        130         155           57
Amortization of organization expenses .............................     16,273      16,273       16,028
Other .............................................................      4,352         807          852
                                                                      --------    --------     --------
                                                                       111,241      99,927       89,120
Less expenses absorbed or waived ..................................    (74,007)    (49,014)     (50,685)
                                                                      --------    --------     --------
Total expenses ....................................................     37,234      50,913       38,435
                                                                      --------    --------     --------
NET INVESTMENT INCOME .............................................     55,740     147,458      191,710
                                                                      --------    --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions from investment companies ..............     75,566      76,606       19,635
Net realized gain (loss) on investment transactions ...............     76,595      19,482      (21,418)
Net change in unrealized appreciation/depreciation of investments .     88,758      (8,273)    (225,368)
                                                                      --------    --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............    240,919      87,815     (227,151)
                                                                      --------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $296,659    $235,273     $(35,441)
                                                                      ========    ========     ========

                             See accompanying notes

14 for asset allocation

DELAWARE GROUP FOUNDATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                            GROWTH PORTFOLIO      BALANCED PORTFOLIO          INCOME PORTFOLIO
                                                    --------------------------------------------------------------------------------
                                                      SIX MONTHS   PERIOD ENDED  SIX MONTHS   PERIOD ENDED  SIX MONTHS  PERIOD ENDED
                                                        ENDED       12/31/97*       ENDED       12/31/97*      ENDED      12/31/97*
                                                       3/31/99      TO 9/30/98     3/31/99     TO 9/30/98     3/31/99    TO 9/30/98
                                                      (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income .............................  $    55,740  $    3,004    $   147,458    $   12,005   $   191,710    $  9,196
Net realized gain (loss) on investments ...........      152,161     (13,740)        96,088        (6,560)       (1,783)        594
Net change in unrealized appreciation/depreciation
   of investments .................................       88,758    (147,828)        (8,273)     (176,231)     (225,368)    (30,569)
                                                     -----------  ----------    -----------    ----------   -----------    --------
Net increase (decrease) in net assets
   resulting from operations ......................      296,659    (158,564)       235,273      (170,786)      (35,441)    (20,779)
                                                     -----------  ----------    -----------    ----------   -----------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class ........................................      (16,587)          -       (107,908)       (4,474)     (147,740)     (4,448)
   B Class ........................................            -           -         (5,576)       (1,113)       (5,694)       (224)
   C Class ........................................            -           -         (6,341)       (1,914)       (1,807)       (679)
   Institutional Class ............................         (588)          -           (804)         (413)       (1,021)       (767)
Net realized gain on investment transactions:
   A Class ........................................       (5,317)          -         (6,916)            -        (2,256)          -
   B Class ........................................       (3,737)          -         (1,985)            -          (994)          -
   C Class ........................................         (599)          -         (2,648)            -          (401)          -
   Institutional Class ............................         (147)          -           (166)            -          (149)          -
                                                     -----------  ----------    -----------    ----------   -----------    --------
                                                         (26,975)          -       (132,344)       (7,914)     (160,062)     (6,118)
                                                     -----------  ----------    -----------    ----------   -----------    --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ........................................   14,361,989     631,110     21,318,103     1,049,742    19,899,723     469,501
   B Class ........................................      493,023     986,205        457,479       511,331       691,566      27,226
   C Class ........................................      282,497      82,896        211,292       849,953        97,335     124,824
   Institutional Class ............................            -      50,000              -        50,000             -      50,000
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments:
   A Class ........................................       21,965           -        114,834         4,474       149,996       4,448
   B Class ........................................        3,675           -          7,516         1,113         5,720          23
   C Class ........................................          597           -          8,687         1,867         2,208         679
   Institutional Class ............................          735           -            970           413         1,171         767
                                                     -----------  ----------    -----------    ----------   -----------    --------
                                                      15,164,481   1,750,211     22,118,881     2,468,893    20,847,719     677,468
                                                     -----------  ----------    -----------    ----------   -----------    --------
Cost of shares repurchased:
   A Class ........................................   (1,522,080)    (35,100)    (2,256,392)      (21,365)   (1,438,499)    (54,264)
   B Class ........................................      (42,152)     (2,495)       (15,869)      (66,283)     (149,406)          -
   C Class ........................................      (50,006)       (490)      (253,266)      (80,544)      (77,562)          -
   Institutional Class ............................            -           -              -             -             -        (121)
                                                     -----------  ----------    -----------    ----------   -----------    --------
                                                      (1,614,238)    (38,085)    (2,525,527)     (168,192)   (1,665,467)    (54,385)
                                                     -----------  ----------    -----------    ----------   -----------    --------
Increase in net assets derived from capital
   share transactions .............................   13,550,243   1,712,126     19,593,354     2,300,701    19,182,252     623,083
                                                     -----------  ----------    -----------    ----------   -----------    --------
NET INCREASE IN NET ASSETS ........................   13,819,927   1,553,562     19,696,283     2,122,001    18,986,749     596,186

NET ASSETS:
Beginning of period ...............................    1,553,562           -      2,122,001             -       596,186           -
                                                     -----------  ----------    -----------    ----------   -----------    --------
End of period .....................................  $15,373,489  $1,553,562    $21,818,284    $2,122,001   $19,582,935    $596,186
                                                     ===========  ==========    ===========    ==========   ===========    ========
----------------
*Date of commencement of trading.

                             See accompanying notes
                                                         for asset allocation 15
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout the period were as follows:

                                                            GROWTH PORTFOLIO        GROWTH PORTFOLIO           GROWTH PORTFOLIO
                                                                A CLASS                 B CLASS                    C CLASS
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS   12/31/97(2)  SIX MONTHS   12/31/97(2)  SIX MONTHS     12/31/97(2)
                                                        ENDED          TO         ENDED          TO         ENDED            TO
                                                       3/31/99(1)   9/30/98     3/31/99(1)     9/30/98     3/31/99(1)      9/30/98
                                                      (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
Net asset value, beginning of period ............      $ 8.170      $ 8.500       $8.140       $8.500       $8.140         $8.500

Income from investment operations:
   Net investment income(3)......................        0.101        0.083        0.217        0.035        0.145          0.034
   Net realized and unrealized loss
     on investments .............................        1.192       (0.413)       1.038       (0.395)       1.120         (0.394)
                                                       -------      -------       ------       ------       ------         ------
   Total from investment operations .............        1.293       (0.330)       1.255       (0.360)       1.265         (0.360)
                                                       -------      -------       ------       ------       ------         ------
Less dividends and distributions:
   Dividends from net investment income .........       (0.078)           -            -            -            -              -
   Distributions from net realized gain
     on investment transactions .................       (0.025)           -       (0.025)           -       (0.025)             -
                                                       -------      -------       ------       ------       ------         ------
   Total dividends and distributions ............       (0.103)           -       (0.025)           -       (0.025)             -
                                                       -------      -------       ------       ------       ------         ------
Net asset value, end of period ..................       $9.360      $ 8.170       $9.370       $8.140       $9.380         $8.140
                                                       =======      =======       ======       ======       ======         ======
Total return(4) .................................       15.85%       (3.88%)      15.42%       (4.24%)      15.55%         (4.24%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ..............................      $13,484      $   547       $1,505         $885         $329            $74
   Ratio of expenses to average
     net assets .................................         0.80%        0.80%        1.55%        1.55%        1.55%          1.55%
   Ratio of expenses to average net
     assets prior to expense limitation .........         2.65%       16.14%        3.40%       16.89%        3.40%         16.89%
   Ratio of net investment income to
     average net assets .........................         1.52%        1.28%        0.77%        0.53%        0.77%          0.53%
   Ratio of net investment loss to average
     net assets prior to
     expense limitation .........................        (0.33%)     (14.06%)      (1.08%)     (14.81%)      (1.08%)       (14.81%)
   Portfolio turnover ...........................           34%          77%          34%          77%          34%            77%



                                                        GROWTH PORTFOLIO
                                                      INSTITUTIONAL CLASS
                                                   ------------------------
                                                    SIX MONTHS  12/31/97(2)
                                                      ENDED         TO
                                                     3/31/99(1)  9/30/98
                                                    (UNAUDITED)
Net asset value, beginning of period ............    $8.180       $8.500

Income from investment operations:
   Net investment income(3)......................     0.382        0.099
   Net realized and unrealized loss
     on investments .............................     0.933       (0.419)
                                                     ------       ------
   Total from investment operations .............     1.315       (0.320)
                                                     ------       ------
Less dividends and distributions:
   Dividends from net investment income .........    (0.100)           -
   Distributions from net realized gain
     on investment transactions .................    (0.025)           -
                                                     ------       ------
   Total dividends and distributions ............    (0.125)           -
                                                     ------       ------
Net asset value, end of period ..................    $9.370       $8.180
                                                     ======       ======
Total return(4)..................................     16.10%       (3.77%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ..............................       $56          $48
   Ratio of expenses to average
     net assets .................................      0.55%        0.55%
   Ratio of expenses to average net
     assets prior to expense limitation .........      2.40%       15.89%
   Ratio of net investment income to
     average net assets .........................      1.77%        1.53%
   Ratio of net investment loss to average
     net assets prior to
     expense limitation .........................     (0.08%)     (13.81%)
   Portfolio turnover ...........................        34%          77%

----------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of commencement of trading; ratios have been annualized and total return has not been annualized.
3 Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

16 for asset allocation

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout the period were as follows:


                                                           BALANCED PORTFOLIO       BALANCED PORTFOLIO        BALANCED PORTFOLIO
                                                                A CLASS                  B CLASS                   C CLASS
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS    12/31/97(2)   SIX MONTHS   12/31/97(2)  SIX MONTHS   12/31/97(2)
                                                        ENDED           TO          ENDED          TO         ENDED           TO
                                                       3/31/99(1)    9/30/98      3/31/99(1)    9/30/98    3/31/99(1)      9/30/98
                                                      (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
Net asset value, beginning of period ...............     $8.130       $8.500       $8.130       $8.500       $8.140         $8.500

Income from investment operations:
   Net investment income(3).........................      0.117        0.165        0.085        0.116        0.085          0.116
   Net realized and unrealized loss
     on investments ................................      0.881       (0.465)       0.883       (0.471)       0.893         (0.461)
                                                         ------       ------       ------       ------       ------         ------
   Total from investment operations ................      0.998       (0.300)       0.968       (0.355)       0.978         (0.345)
                                                         ------       ------       ------       ------       ------         ------
Less dividends and distributions:
   Dividends from net investment income ............     (0.120)      (0.070)      (0.070)      (0.015)      (0.070)        (0.015)
   Distributions from net realized gain
     on investment transactions ....................     (0.028)           -       (0.028)           -       (0.028)             -
                                                         ------       ------       ------       ------       ------         ------
   Total dividends and distributions ...............     (0.148)      (0.070)      (0.098)      (0.015)      (0.098)        (0.015)
                                                         ------       ------       ------       ------       ------         ------
Net asset value, end of period .....................     $8.980       $8.130       $9.000       $8.130       $9.020         $8.140
                                                         ======       ======       ======       ======       ======         ======
Total return(4).....................................      12.29%       (3.68%)      11.92%       (4.02%)      12.03%         (3.90%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) .................................    $20,116         $972         $909         $408         $739           $694
   Ratio of expenses to average
     net assets ....................................       0.80%        0.80%        1.55%        1.55%        1.55%          1.55%
   Ratio of expenses to average net
     assets prior to expense limitation ............       1.65%       14.36%        2.40%       15.11%        2.40%         15.11%
   Ratio of net investment income to
     average net assets ............................       2.64%        2.53%        1.89%        1.78%        1.89%          1.78%
   Ratio of net investment loss to average
     net assets prior to
     expense limitation ............................       1.79%      (11.03%)       1.04%      (11.78%)       1.04%        (11.78%)
   Portfolio turnover ..............................         88%          73%          88%          73%          88%            73%



                                                                BALANCED PORTFOLIO
                                                                INSTITUTIONAL CLASS
                                                             ------------------------
                                                             SIX MONTHS   12/31/97(2)
                                                                ENDED          TO
                                                              3/31/99(1)    9/30/98
                                                              (UNAUDITED)
Net asset value, beginning of period .....................      $8.130       $8.500

Income from investment operations:
   Net investment income(3) ..............................       0.128        0.181
   Net realized and unrealized loss
     on investments ......................................       0.885       (0.516)
                                                                ------       ------
   Total from investment operations ......................       1.013       (0.335)
                                                                ------       ------
Less dividends and distributions:
   Dividends from net investment income ..................      (0.135)      (0.035)
   Distributions from net realized gain
     on investment transactions ..........................      (0.028)           -
                                                                ------       ------
   Total dividends and distributions .....................      (0.163)      (0.035)
                                                                ------       ------
Net asset value, end of period ...........................      $8.980       $8.130
                                                                ======       ======
Total return(4) ..........................................       12.48%       (3.56%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) .......................................         $54          $48
   Ratio of expenses to average
     net assets ..........................................        0.55%        0.55%
   Ratio of expenses to average net
     assets prior to expense limitation ..................        1.40%       14.11%
   Ratio of net investment income to
     average net assets ..................................        2.89%        2.78%
   Ratio of net investment loss to average
     net assets prior to
     expense limitation ..................................        2.04%      (10.78%)
   Portfolio turnover ....................................          88%          73%

----------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of commencement of trading; ratios have been annualized and total return has not been annualized.
3 Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes
                                                         for asset allocation 17

--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD WERE AS FOLLOWS:

                                                           INCOME PORTFOLIO         INCOME PORTFOLIO          INCOME PORTFOLIO
                                                                A CLASS                  B CLASS                   C CLASS
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS    12/31/97(2)   SIX MONTHS   12/31/97(2)  SIX MONTHS   12/31/97(2)
                                                        ENDED           TO          ENDED          TO         ENDED           TO
                                                       3/31/99(1)    9/30/98      3/31/99(1)    9/30/98    3/31/99(1)      9/30/98
                                                      (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
Net asset value, beginning of period .............     $8.290         $8.500       $8.290        $8.500       $8.290        $8.500

Income from investment operations:
   Net investment income(3) ......................      0.178          0.261        0.146         0.212        0.146         0.215
   Net realized and unrealized loss
     on investments ..............................      0.462         (0.361)       0.479        (0.342)       0.459        (0.345)
                                                       ------         ------       ------        ------       ------        ------
   Total from investment operations ..............      0.640         (0.100)       0.625        (0.130)       0.605        (0.130)
                                                       ------         ------       ------        ------       ------        ------
Less dividends and distributions:
   Dividends from net investment income ..........     (0.165)         -           (0.110)        -           (0.110)         -
   Distributions from net realized gain
     on investment transactions ..................     (0.025)        (0.110)      (0.025)       (0.080)      (0.025)       (0.080)
                                                       ------         ------       ------        ------       ------        ------
   Total dividends and distributions .............     (0.190)        (0.110)      (0.135)       (0.080)      (0.135)       (0.080)
                                                       ------         ------       ------        ------       ------        ------
Net asset value, end of period ...................     $8.740         $8.290       $8.780        $8.290       $8.760        $8.290
                                                       ======         ======       ======        ======       ======        ======
Total return(4) ..................................       7.73%         (1.21%)       7.54%        (1.56%)       7.30%        (1.56%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) ...............................    $18,800           $398         $579           $26         $150          $123
   Ratio of expenses to average
     net assets ..................................       0.80%          0.80%        1.55%         1.55%        1.55%         1.55%
   Ratio of expenses to average net assets
     prior to expense limitation .................       1.87%         36.76%        2.62%        37.51%        2.62%        37.51%
   Ratio of net investment income to
     average net assets ..........................       4.07%          3.97%        3.32%         3.22%        3.32%         3.22%
   Ratio of net investment income to
     average net assets prior to
     expense limitation ..........................       3.00%        (31.99%)       2.25%       (32.74%)       2.25%       (32.74%)
   Portfolio turnover ............................         63%            81%          63%           81%          63%           81%



                                                                 INCOME PORTFOLIO
                                                                INSTITUTIONAL CLASS
                                                            -------------------------
                                                             SIX MONTHS   12/31/97(2)
                                                                ENDED          TO
                                                              3/31/99(1)    9/30/98
                                                              (UNAUDITED)
Net asset value, beginning of period .....................     $8.280       $8.500

Income from investment operations:
   Net investment income(3) ..............................      0.189        0.277
   Net realized and unrealized loss
     on investments ......................................      0.466       (0.367)
                                                               ------       ------
   Total from investment operations ......................      0.655       (0.090)
                                                               ------       ------
Less dividends and distributions:
   Dividends from net investment income ..................     (0.170)           -
   Distributions from net realized gain
     on investment transactions ..........................     (0.025)      (0.130)
                                                               ------       ------
   Total dividends and distributions .....................     (0.195)      (0.130)
                                                               ------       ------
Net asset value, end of period ...........................     $8.740       $8.280
                                                               ======       ======
Total return(4) ..........................................       7.92%       (1.10%)

Ratios and supplemental data:
   Net assets, end of period
     (000 omitted) .......................................        $53          $49
   Ratio of expenses to average
     net assets ..........................................       0.55%        0.55%
   Ratio of expenses to average net assets
     prior to expense limitation .........................       1.62%       36.51%
   Ratio of net investment income to
     average net assets ..................................       4.32%        4.22%
   Ratio of net investment income to
     average net assets prior to
     expense limitation ..................................       3.25%      (31.74%)
   Portfolio turnover ....................................         63%          81%

----------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of commencement of trading; ratios have been annualized and total return has not been annualized.
3 Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

18 for asset allocation

DELAWARE GROUP FOUNDATION FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
(UNAUDITED)
--------------------------------------------------------------------------------
Delaware Group Foundation Funds (the "Trust") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Delaware business trust under a Certificate of Trust dated October 24, 1997 and offers three portfolios: the Growth Portfolio, the Balanced Portfolio and the Income Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). Each portfolio of the Trust is diversified, as defined by the 1940 Act, and offers four classes of shares. Class A carries a front-end sales charge which was raised from 4.75% to 5.75% as of November 2, 1998. Class B carries a back-end deferred sales charge, Class C carries a level load deferred sales charge and the Institutional Class has no sales charge. The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of each Portfolio is as follows:

GROWTH PORTFOLIO: To seek long-term capital growth.

BALANCED PORTFOLIO: To seek capital appreciation with current income as a secondary objective.

INCOME PORTFOLIO: To seek a combination of current income and preservation of capital with capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Portfolios.

SECURITY VALUATION - The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of each share of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange on days when the Exchange is open.

FEDERAL INCOME TAXES - Each Portfolio intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios' on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays distributions from net realized gain on investment transactions annually and from net investment income as follows: the Income Portfolio and the Balanced Portfolio, quarterly and the Growth Portfolio annually.

Certain expenses of the Portfolios are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Portfolios' average daily net assets.

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, each Portfolio pays Delaware Management Company (DMC), the Investment Manager of each Portfolio, an annual asset allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolio's average daily net assets.

DMC has elected to waive its fees and reimburse each Portfolio to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, exceed 0.55% of average daily net assets of the Portfolios through June 30, 1999.

The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the Distribution Agreement, the Portfolios pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class.

For the period ended March 31, 1999, DDLP earned commissions on sales of the A Class shares for each Portfolio as follows:

              GROWTH             BALANCED           INCOME
              PORTFOLIO         PORTFOLIO          PORTFOLIO
              ----------------------------------------------
              $24,239            $19,312            $21,180

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Portfolios. These officers, directors and employees are paid no compensation by the Portfolios.

                                                         for asset allocation 19

--------------------------------------------------------------------------------
3. INVESTMENTS
During the period ended March 31, 1999, the Portfolios made purchases and sales of investment securities, including shares of the Underlying Funds, other than U.S. government securities and temporary cash investments were as follows:

                                      GROWTH       BALANCED       INCOME
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ---------     ---------     ---------
Purchases .....................     $15,227,329   $23,304,838   $20,784,632
Sales .........................       2,611,700     4,734,000     2,657,000

The cost of investments for federal income tax purposes approximates cost for book purposes. At March 31, 1999 the aggregate cost of securities and unrealized appreciation and (depreciation) for each portfolio were as follows.

                                           GROWTH      BALANCED       INCOME
                                          PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          ---------    ---------     ---------
Cost of investments ..............       $14,383,142  $20,856,055   $19,230,664
                                         ===========  ===========   ===========
Aggregate unrealized appreciation.          $200,509     $204,651      $112,944
Aggregate unrealized depreciation.          (259,579)    (389,155)     (368,881)
                                         -----------  -----------   -----------
Net unrealized depreciation ......       $   (59,070) $  (184,504)  $  (255,937)
                                         ===========  ===========   ===========
4. CAPITAL STOCK

Transactions in capital stock shares were as follows:

                                       GROWTH PORTFOLIO             BALANCED PORTFOLIO           INCOME PORTFOLIO
                                -------------------------------------------------------------------------------------------
                                  SIX MONTHS   PERIODS ENDED   SIX MONTHS   PERIODS ENDED   SIX MONTHS   PERIODS ENDED
                                    ENDED        12/31/97*        ENDED       12/31/97*        ENDED       12/31/97*
                                   3/31/99       TO 9/30/98     3/31/99       TO 9/30/98      3/31/99      TO 9/30/98
                                 (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)
Shares sold:
   A Class ....................   1,535,237        70,740      2,359,878       121,481       2,251,572       53,642
   B Class ....................      55,959       109,008         51,779        57,342          80,300        3,085
   C Class ....................      31,485         9,145         24,295        95,236          11,296       14,782
   Institutional Class ........           0         5,882              0         5,883               0        5,882

Net asset value of shares issued
  upon reinvestment of
  distributions from net
  investment income and net
  realized gain on investments:
   A Class ....................       2,382             0         12,818           540          17,177          523
   B Class ....................         398             0            839           133             651            3
   C Class ....................          64             0            969           222             252           81
   Institutional Class ........          80             0            109            48             134           90
                                  ---------       -------      ---------       -------       ---------       ------
                                  1,625,605       194,775      2,450,687       280,885       2,361,382       78,088
                                  ---------       -------      ---------       -------       ---------       ------
Shares repurchased:
   A Class ....................    (164,581)       (3,857)      (252,868)       (2,506)       (164,533)      (6,138)
   B Class ....................      (4,507)         (276)        (1,782)       (7,313)        (18,018)           0
   C Class ....................      (5,518)          (55)       (28,510)      (10,225)         (9,255)         (14)
   Institutional Class ........           0             0              0             0               0            0
                                  ---------       -------      ---------       -------       ---------       ------
                                   (174,606)       (4,188)      (283,160)      (20,044)       (191,806)      (6,152)
   Net Increase ...............   1,450,999       190,587      2,167,527       260,841       2,169,576       71,936
                                  =========       =======      =========       =======       =========       ======

----------------
*Commencement of trading.
PROXY RESULTS (UNAUDITED)

20 for asset allocation

--------------------------------------------------------------------------------
For the six months ended March 31, 1999, The Delaware Group Foundation Funds shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Foundation Funds Board of Directors.

                                              SHARES    SHARES VOTED
                                              VOTED       WITHHELD
                                               FOR       AUTHORITY
                                              ------    ------------
   Jeffrey J. Nick .........................  602,451      20,928
   Walter P. Babich ........................  602,451      20,928
   John H. Durham ..........................  602,451      20,928
   Anthony D. Knerr ........................  602,451      20,928
   Ann R. Leven ............................  602,451      20,928
   W. Thacher Longstreth ...................  602,451      20,928
   Thomas F. Madison .......................  602,451      20,928
   Charles E. Peck .........................  602,451      20,928
   Wayne A. Stork ..........................  602,451      20,928
   Jan R. Yeomans ..........................  602,451      20,928

2. To approve standardized fundamental investment restrictions for the Funds (proposal involves separate votes on seven sub-proposals 2A-2G).

2A.To adopt a new fundamental investment restriction concerning concentration of the Portfolio's investments in the same industry.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  212,481        5,913       15,353
   Growth Portfolio ...........  257,383        3,072        8,066
   Income Portfolio ...........   85,530        2,345        2,090

2B.To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  212,484        5,909       15,353
   Growth Portfolio ...........  248,970        3,072       16,479
   Income Portfolio ...........   85,530        2,345        2,090

2C.To adopt a new fundamental investment restriction concerning underwriting.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  211,420        6,974       15,353
   Growth Portfolio ...........  252,910        3,072       12,540
   Income Portfolio ...........   85,530        1,990        2,445

2D.To adopt a new fundamental investment restriction concerning investments in real estate.
                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  212,484        5,909       15,353
   Growth Portfolio ...........  254,686          614       13,221
   Income Portfolio ...........   85,530        2,345        2,090

2E.To adopt a new fundamental investment restriction concerning investments in commodities.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  201,852       16,541       15,353
   Growth Portfolio ...........  251,816        8,176        8,529
   Income Portfolio ...........   85,530        2,345        2,090

2F.To adopt a new fundamental investment restriction concerning lending by the Portfolios.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  212,245        6,148       15,353
   Growth Portfolio ...........  257,383        3,072        8,066
   Income Portfolio ...........   85,530        2,345        2,090

2G.To reclassify all current fundamental investment restrictions as non-fundamental.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  211,420        6,974       15,353
   Growth Portfolio ...........  247,301        3,195       18,025
   Income Portfolio ...........   81,879        5,641        2,445

3. To approve a new investment management agreement with Delaware Management Company for the Portfolios.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
   Balanced Portfolio .........  228,165            -            -
   Growth Portfolio ...........  274,360        2,458       12,525
   Income Portfolio ...........   88,036          355        2,093

 4.To ratify the selection of Ernst & Young LLP, as the independent auditors for the Delaware Group Foundation Funds.

                                   FOR         AGAINST     ABSTAIN
                                   ---         -------     -------
                                 591,055          548       31,774

DELAWARE INVESTMENTS FAMILY OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund
Social Awareness Fund

FOR TOTAL RETURN
Blue Chip Fund
Devon Fund
Growth and Income Fund
Decatur Equity Income Fund
REIT Fund
Delaware Balanced Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Equity Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
High-Yield Opportunities Fund
Strategic Income Fund
Corporate Bond Fund
Extended Duration Bond Fund
U.S. Government Fund
US Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
Tax-Free Money Fund

ASSET ALLOCATION FUNDS
Growth Portfolio
Balanced Portfolio
Income Portfolio

* Available for the following states: Arizona, California, Colorado, Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington, Wisconsin. Insured and intermediate bond funds are available in selected states.

FUNDS

(photo of computer keyboard)

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF FOUNDATION FUNDS SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE investors when preceded or accompanied by a current Foundation Funds Prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in each Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

(photo of globes)



FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES ONLY
1.800.659.2265

www.delawareinvestments.com

DELAWARE
INVESTMENTS(TM)
---------------------
PHILADELPHIA o LONDON


Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

(C) Delaware Distributors, L.P.

Printed in the USA
on recycled paper

SA-444 [3/99] PP5/99
(1711)